U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 24f-2
            Annual Notice of Securities Sold Pursuant to Rule 24f-2

Read Instructions at end of Form before preparing Form. Please print or type.


1.   Name and address of issuer:
        Stratton Monthly Dividend REIT Shares, Inc.
        610 West Germantown Pike, Suite 300
        Plymouth Meeting, PA 19462-1050



2. Name of each series or class of funds for which this notice is filed (If the Form is being filed for all series and classes of securities of the
issuer, check the box but do not list series or classes)             [ X ]


3.   Investment Company Act File Number:    811-2240

     Securities Act File Number:            2-42379


4(a).     Last day of fiscal year for which this notice is filed:

                               December 31, 1997


4(b).     [ ]  Check box if this notice is being filed late (i.e., more than 90 calender days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:If the Form is being filed late, interest must be paid on the registration fee due


4(c).     [ ]  Check box if this is the last time the issuer will be filing this Form.


5.  CALCULATION OF REGISTRATION FEE:
     (i)   Aggregate sale price of securities sold
            during the fiscal year pursuant to section
           24(f):                                          $ 13,723,851

     (ii)  Aggregate price of shares redeemed
            or repurchased during the fiscal year:          $ 25,137,102

     (iii) Aggregate price of shares redeemed
            or repurchased during any prior fiscal year
           ending no earlier than October 11,1995 that
           were not previously used to reduce registration
           fees payable to the Commission:                   $ 24,434,759

     (iv)  Total available redemption credits
           [add items 5(ii) and 5(iii)]:                     $ 49,571,861

     (v)  Net Sales- if item 5(i) is greater than item 5(iv)
          [subtract item 5(iv) from item 5(i):                    $     0


     (vi)  Redemption credits available for use in future
           years- if item 5(i) is less than Item 5(iv)
           [subtract Item 5(iv) from Item 5(i)]:       $ (35,848,010)

     (vii) Multiplier for determining registration fee
           (See Instruction C.9):                              x .000295

     (viii)Registration fee due [multiply Item 5(v) by item
           5(vii)] (enter "0" if no fee is due):                 =$    0




6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or units)
deducted here:             .  If there is a number of shares or other units
that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 35,848,010.


7.   Interest due- if this Form is being filed more than 90 days after
     the end of the issuer's fiscal year (see Instruction D):    +$


8.   Total of the amount of the registration fee due plus any interest
     due [line 5(viii) plus line 7]:                             =$     0


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:
          [ ]  Wire Transfer
          [ ]  Mail or other means.



















                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By: (Signature and Title)*          /s/ Michelle A. Whalen

                               Michelle A. Whalen, Attorney-in-Fact

Date:   February    26 , 1998


     * Please print the name and title of the signing officer below the signature.